Other information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 357,327	$ 253,176	$ 367,901
Restricted cash included in other assets (note 8)	$ 14,067	$ 14,060	$ 14,059
Restricted Cash, Noncurrent, Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent	us-gaap:OtherAssetsNoncurrent	us-gaap:OtherAssetsNoncurrent
Total cash, cash equivalents and restricted cash	$ 371,394	$ 267,236	$ 381,960